Segmentation of key figures (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Segmentation - Consolidated income statements
Segmentation – consolidated income statements
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2021	2020	2021	2020	2021	2020	2021	2020

Net sales to third parties	41 995	39 013	9 631	9 646			51 626	48 659

Sales to other segments	795	792	180	189	-975	-981

Net sales	42 790	39 805	9 811	9 835	-975	-981	51 626	48 659

Other revenues	1 179	1 018	61	53	11	168	1 251	1 239

Cost of goods sold	-11 751	-10 927	-5 147	-5 252	1 031	1 058	-15 867	-15 121

Gross profit	32 218	29 896	4 725	4 636	67	245	37 010	34 777

Selling, general and administration	-12 306	-11 657	-2 062	-2 076	-518	-464	-14 886	-14 197

Research and development	-8 641	-8 118	-899	-862			-9 540	-8 980

Other income	1 149	922	233	176	470	644	1 852	1 742

Other expense	-1 732	-1 871	-397	-831	-618	-488	-2 747	-3 190

Operating income	10 688	9 172	1 600	1 043	-599	-63	11 689	10 152

Income from associated companies	5	1	2	2	15 332	670	15 339	673

Interest expense							-811	-869

Other financial income and expense							-80	-78

Income before taxes							26 137	9 878

Income taxes							-2 119	-1 807

Net income							24 018	8 071

Attributable to:
Shareholders of Novartis AG							24 021	8 072

Non-controlling interests							-3	-1

Included in net income are:
Interest income							71	91

Depreciation of property, plant and equipment	-859	-912	-210	-282	-139	-124	-1 208	-1 318

Depreciation of right-of-use assets	-265	-273	-39	-41	-14	-16	-318	-330

Amortization of intangible assets	-3 638	-3 080	-238	-370	-27	-12	-3 903	-3 462

Impairment charges on property, plant and equipment, net	-271	-324	-9	-116	-1		-281	-440

Impairment charges on intangible assets, net	-367	-768	-28	-141	-8	-5	-403	-914

Impairment charges and fair value changes on financial assets, net	43	153			-5	182	38	335

Additions to restructuring provisions	-240	-217	-62	-98	-26	-39	-328	-354

Equity-based compensation of Novartis equity plans	-721	-714	-65	-64	-193	-180	-979	-958

	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2020	2019	2020	2019	2020	2019	2020	2019

Net sales to third parties from continuing operations	39 013	37 714	9 646	9 731			48 659	47 445

Sales to continuing and discontinued segments	792	783	189	141	-981	-871		53

Net sales from continuing operations	39 805	38 497	9 835	9 872	-981	-871	48 659	47 498

Other revenues	1 018	1 092	53	63	168	24	1 239	1 179

Cost of goods sold	-10 927	-10 050	-5 252	-5 334	1 058	959	-15 121	-14 425

Gross profit from continuing operations	29 896	29 539	4 636	4 601	245	112	34 777	34 252

Selling, general and administration	-11 657	-11 617	-2 076	-2 218	-464	-534	-14 197	-14 369

Research and development	-8 118	-8 152	-862	-1 250			-8 980	-9 402

Other income	922	1 586	176	167	644	278	1 742	2 031

Other expense	-1 871	-2 069	-831	-749	-488	-608	-3 190	-3 426

Operating income from continuing operations	9 172	9 287	1 043	551	-63	-752	10 152	9 086

Income from associated companies	1	1	2	2	670	656	673	659

Interest expense							-869	-850

Other financial income and expense							-78	45

Income before taxes from continuing operations							9 878	8 940

Income taxes							-1 807	-1 793

Net income from continuing operations							8 071	7 147

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders								-101

Gain on distribution of Alcon Inc. to Novartis AG shareholders								4 691

Net income from discontinued operations								4 590

Net income							8 071	11 737

Attributable to:
Shareholders of Novartis AG							8 072	11 732

Non-controlling interests							-1	5

Included in net income from continuing operations are:
Interest income							91	245

Depreciation of property, plant and equipment	-912	-952	-282	-283	-124	-110	-1 318	-1 345

Depreciation of right-of-use assets	-273	-247	-41	-41	-16	-17	-330	-305

Amortization of intangible assets	-3 080	-2 509	-370	-315	-12	-12	-3 462	-2 836

Impairment charges on property, plant and equipment, net	-324	-100	-116	-101		-1	-440	-202

Impairment charges on intangible assets, net	-768	-632	-141	-506	-5		-914	-1 138

Impairment charges and fair value changes on financial assets, net	153	18			182	20	335	38

Additions to restructuring provisions	-217	-229	-98	-165	-39	-98	-354	-492

Equity-based compensation of Novartis equity plans	-714	-761	-64	-67	-180	-239	-958	-1 067

Segmentation - Consolidated balance sheets
Segmentation – consolidated balance sheets
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2021	2020	2021	2020	2021	2020	2021	2020

Total assets [1]	79 220	83 112	16 192	16 825	36 383	27 841	131 795	127 778

Total liabilities [1]	-15 929	-15 472	-3 632	-3 786	-44 412	-51 854	-63 973	-71 112

Total equity							67 822	56 666

Net debt [2]					868	24 481	868	24 481

Net operating assets	63 291	67 640	12 560	13 039	-7 161	468	68 690	81 147

Included in assets and liabilities are:
Total property, plant and equipment	9 168	9 863	1 901	1 849	476	551	11 545	12 263

Additions to property, plant and equipment [3]	991	926	349	229	90	110	1 430	1 265

Total right-of-use assets	1 349	1 489	104	133	108	54	1 561	1 676

Additions to right-of-use assets [3]	222	264	26	67	73	15	321	346

Total goodwill and intangible assets	53 919	56 839	9 603	9 817	255	152	63 777	66 808

Additions to goodwill and intangible assets [3]	1 491	1 235	102	105	143	85	1 736	1 425

Total investment in associated companies	170	194	7	8	28	9 430	205	9 632

Additions to investment in associated companies	24	24			19	7	43	31

Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments					28 329	11 563	28 329	11 563

Financial debts and derivative financial instruments					29 197	36 044	29 197	36 044

Current income tax and deferred tax liabilities [1]					5 485	5 599	5 485	5 599

[1] The December 31, 2020 total assets, total liabilities and deferred tax liabilities have been adjusted from the previously reported amounts due to a change in the presentation of the deferred tax assets and deferred tax liabilities on the consolidated balance sheet, to conform with the 2021 presentation (see Note 12 for additional disclosures).

[2] Note 29 provides additional disclosures related to net debt
[3] Excluding the impact of business acquisitions

Net sales and total of selected non-current assets, by countries and regions
	Net sales[1]						Total of selected non-current assets[2]

(USD millions)	2021	%	2020	%	2019	%	2021	%	2020	%

Country
Switzerland	873	2	800	2	848	2	25 770	33	34 904	39

United States	16 818	33	16 484	34	16 280	34	37 054	48	39 889	44

France	2 522	5	2 442	5	2 442	5	3 615	5	4 115	5

Germany	4 870	9	4 518	9	4 120	9	2 378	3	2 607	3

China	3 052	6	2 573	5	2 214	5	703	1	714	1

Japan	2 683	5	2 804	6	2 656	6	217		313

Other	20 808	40	19 038	39	18 885	39	7 351	10	7 837	8

Group	51 626	100	48 659	100	47 445	100	77 088	100	90 379	100

Region
Europe	20 197	39	18 715	38	17 933	38	37 525	49	47 798	53

Americas	20 463	40	19 725	41	19 713	41	37 522	49	40 391	45

Asia/Africa/Australasia	10 966	21	10 219	21	9 799	21	2 041	2	2 190	2

Group	51 626	100	48 659	100	47 445	100	77 088	100	90 379	100

[1] Net sales to third party from continuing operations by location of customer
[2] Total of property, plant and equipment; right-of-use assets; goodwill; intangible assets and investment in associated companies

Net sales by region
Segmentation – net sales by region[1]
	2021 USD m	2020 USD m	Change (2020 to 2021) USD %	2019 USD m	Change (2019 to 2020) USD %

Innovative Medicines
Europe	14 919	13 484	11	12 818	5

US	14 999	14 342	5	13 789	4

Asia/Africa/Australasia	9 304	8 718	7	8 458	3

Canada and Latin America	2 773	2 469	12	2 649	-7

Total	41 995	39 013	8	37 714	3

Of which in Established Markets	31 459	29 643	6	28 573	4

Of which in Emerging Growth Markets	10 536	9 370	12	9 141	3

Sandoz
Europe	5 278	5 231	1	5 115	2

US	1 819	2 142	-15	2 491	-14

Asia/Africa/Australasia	1 662	1 501	11	1 341	12

Canada and Latin America	872	772	13	784	-2

Total	9 631	9 646	0	9 731	-1

Of which in Established Markets	6 855	7 089	-3	7 111	0

Of which in Emerging Growth Markets	2 776	2 557	9	2 620	-2

Group
Europe	20 197	18 715	8	17 933	4

US	16 818	16 484	2	16 280	1

Asia/Africa/Australasia	10 966	10 219	7	9 799	4

Canada and Latin America	3 645	3 241	12	3 433	-6

Total	51 626	48 659	6	47 445	3

Of which in Established Markets	38 314	36 732	4	35 684	3

Of which in Emerging Growth Markets	13 312	11 927	12	11 761	1

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

Other revenue
Segmentation – other revenue
	Innovative Medicines			Sandoz			Corporate (including eliminations)			Group

(USD millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Profit-sharing income	873	835	732			2				873	835	734

Royalty income	74	107	104	24	25	19	11	168	24	109	300	147

Milestone income	127	39	201	28	11	30				155	50	231

Other [1]	105	37	55	9	17	12				114	54	67

Total other revenues	1 179	1 018	1 092	61	53	63	11	168	24	1 251	1 239	1 179

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.

Innovative Medicines
Statement [line items]
Net sales by business franchise
Innovative Medicines Division net sales by business franchise
	2021 USD m	2020 USD m	Change (2020 to 2021) USD %	2019 USD m	Change (2019 to 2020) USD %

Hematology
Tasigna	2 060	1 958	5	1 880	4

Promacta/Revolade	2 016	1 738	16	1 416	23

Jakavi	1 595	1 339	19	1 114	20

Gleevec/Glivec	1 024	1 188	-14	1 263	-6

Kymriah	587	474	24	278	71

Exjade/Jadenu	563	653	-14	975	-33

Adakveo	164	105	56	1	nm

Other	354	327	8	306	7

Total Hematology	8 363	7 782	7	7 233	8

Solid Tumor
Tafinlar + Mekinist	1 693	1 542	10	1 338	15

Sandostatin	1 413	1 439	-2	1 585	-9

Afinitor/Votubia	938	1 083	-13	1 539	-30

Kisqali	937	687	36	480	43

Votrient	577	635	-9	755	-16

Lutathera	475	445	7	441	1

Piqray	329	320	3	116	176

Tabrecta	90	35	157		nm

Other	661	743	-11	883	-16

Total Solid Tumor	7 113	6 929	3	7 137	-3

Total Novartis Oncology business unit	15 476	14 711	5	14 370	2

Immunology, Hepatology and Dermatology
Cosentyx	4 718	3 995	18	3 551	13

Ilaris	1 059	873	21	671	30

Total Immunology, Hepatology and Dermatology	5 777	4 868	19	4 222	15

Neuroscience
Gilenya	2 787	3 003	-7	3 223	-7

Zolgensma	1 351	920	47	361	155

Kesimpta	372	15	nm		nm

Mayzent	281	170	65	26	nm

Aimovig	215	164	31	103	59

Other	46	51	-10	60	-15

Total Neuroscience	5 052	4 323	17	3 773	15

Ophthalmology
Lucentis	2 160	1 933	12	2 086	-7

Xiidra	468	376	24	192	96

Beovu	186	190	-2	35	nm

Other	1 516	1 911	-21	2 463	-22

Total Ophthalmology	4 330	4 410	-2	4 776	-8

	2021 USD m	2020 USD m	Change (2020 to 2021) USD %	2019 USD m	Change (2019 to 2020) USD %

Cardiovascular, Renal and Metabolism
Entresto	3 548	2 497	42	1 726	45

Leqvio	12		nm

Other		1	nm	24	-96

Total Cardiovascular, Renal and Metabolism	3 560	2 498	43	1 750	43

Respiratory and Allergy
Xolair [1]	1 428	1 251	14	1 173	7

Ultibro Group	584	623	-6	630	-1

Other	53	26	104	22	18

Total Respiratory and Allergy	2 065	1 900	9	1 825	4

Established Medicines
Galvus Group	1 092	1 199	-9	1 297	-8

Exforge Group	901	980	-8	1 025	-4

Diovan Group	773	1 003	-23	1 064	-6

Zortress/Certican	431	452	-5	485	-7

Voltaren/Cataflam	373	360	4	417	-14

Neoral/Sandimmun(e)	368	393	-6	419	-6

Contract manufacturing	108		nm

Other	1 689	1 916	-12	2 291	-16

Total Established Medicines	5 735	6 303	-9	6 998	-10

Total Novartis Pharmaceuticals business unit	26 519	24 302	9	23 344	4

Total division net sales	41 995	39 013	8	37 714	3

[1] Net sales reflect Xolair sales for all indications.

nm = not meaningful

Net sales of Top 20 products
Top 20 Innovative Medicines Division product net sales – 2021
Brands	Business franchise	Key indication	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	2 883	1 835	4 718

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	1 712	1 836	3 548

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 427	1 360	2 787

Lucentis	Ophthalmology	Age-related macular degeneration		2 160	2 160

Tasigna	Hematology	Chronic myeloid leukemia	882	1 178	2 060

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	947	1 069	2 016

Tafinlar + Mekinist	Solid Tumor	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	606	1 087	1 693

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)		1 595	1 595

Xolair [1]	Respiratory and Allergy	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU) and nasal polyps		1 428	1 428

Sandostatin	Solid Tumor	Carcinoid tumors and acromegaly	843	570	1 413

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	469	882	1 351

Galvus Group	Established Medicines	Type 2 diabetes		1 092	1 092

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	501	558	1 059

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	263	761	1 024

Afinitor/Votubia	Solid Tumor	Breast cancer/TSC	521	417	938

Kisqali	Solid Tumor	HR+/HER2- metastatic breast cancer	339	598	937

Exforge Group	Established Medicines	Hypertension	14	887	901

Diovan Group	Established Medicines	Hypertension	51	722	773

Kymriah	Hematology	r/r pediatric and young adults ALL, DLBCL	230	357	587

Ultibro Group	Respiratory and Allergy	Chronic obstructive pulmonary disease (COPD)		584	584

Top 20 products total			11 688	20 976	32 664

Rest of portfolio			3 311	6 020	9 331

Total division sales			14 999	26 996	41 995

[1] Net sales reflect Xolair sales for all indications.
Top 20 Innovative Medicines Division product net sales – 2020
Brands	Business franchise	Key indication	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	2 516	1 479	3 995

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 562	1 441	3 003

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	1 277	1 220	2 497

Tasigna	Hematology	Chronic myeloid leukemia	859	1 099	1 958

Lucentis	Ophthalmology	Age-related macular degeneration		1 933	1 933

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	833	905	1 738

Tafinlar + Mekinist	Solid Tumor	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	569	973	1 542

Sandostatin	Solid Tumor	Carcinoid tumors and acromegaly	837	602	1 439

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)		1 339	1 339

Xolair [1]	Respiratory and Allergy	Severe allergic asthma (SAA) and chronic spontaneous urticaria (CSU) and nasal polyps		1 251	1 251

Galvus Group	Established Medicines	Type 2 diabetes		1 199	1 199

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	315	873	1 188

Afinitor/Votubia	Solid Tumor	Breast cancer/TSC	644	439	1 083

Diovan Group	Established Medicines	Hypertension	124	879	1 003

Exforge Group	Established Medicines	Hypertension	16	964	980

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	459	461	920

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	400	473	873

Kisqali	Solid Tumor	HR+/HER2- metastatic breast cancer	318	369	687

Exjade/Jadenu	Hematology	Chronic iron overload	138	515	653

Votrient	Solid Tumor	Renal cell carcinoma	259	376	635

Top 20 products total			11 126	18 790	29 916

Rest of portfolio			3 216	5 881	9 097

Total division sales			14 342	24 671	39 013

[1] Net sales reflect Xolair sales for all indications.
Top 20 Innovative Medicines Division product net sales – 2019
Brands	Business franchise	Key indication	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	2 220	1 331	3 551

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 736	1 487	3 223

Lucentis	Ophthalmology	Age-related macular degeneration		2 086	2 086

Tasigna	Hematology	Chronic myeloid leukemia	804	1 076	1 880

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	925	801	1 726

Sandostatin	Solid Tumor	Carcinoid tumors and acromegaly	881	704	1 585

Afinitor/Votubia	Solid Tumor	Breast cancer/TSC	1 003	536	1 539

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	691	725	1 416

Tafinlar + Mekinist	Solid Tumor	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	481	857	1 338

Galvus Group	Established Medicines	Type 2 diabetes		1 297	1 297

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	334	929	1 263

Xolair [1]	Respiratory and Allergy	Severe allergic asthma (SAA) and chronic spontaneous urticaria (CSU)		1 173	1 173

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)		1 114	1 114

Diovan Group	Established Medicines	Hypertension	86	978	1 064

Exforge Group	Established Medicines	Hypertension	13	1 012	1 025

Exjade/Jadenu	Hematology	Chronic iron overload	450	525	975

Votrient	Solid Tumor	Renal cell carcinoma	332	423	755

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	304	367	671

Zortress/Certican	Established Medicines	Transplantation	169	316	485

Kisqali	Solid Tumor	HR+/HER2- metastatic breast cancer	250	230	480

Top 20 products total			10 679	17 967	28 646

Rest of portfolio			3 110	5 958	9 068

Total division sales			13 789	23 925	37 714

[1] Net sales reflect Xolair sales for all indications.

Sandoz [member]
Statement [line items]
Net sales by business franchise
Sandoz Division net sales by business franchise
	2021 USD m	2020 USD m	Change (2020 to 2021) USD %	2019 USD m	Change (2019 to 2020) USD %

Retail Generics [1]	7 092	7 244	-2	7 590	-5

Biopharmaceuticals	2 116	1 928	10	1 607	20

Anti-Infectives [1]	423	474	-11	534	-11

Total division net sales	9 631	9 646	0	9 731	-1

[1] Sandoz total anti-infectives net sales amounted to USD 1.1 billion (2020: USD 1.2 billion; 2019: USD 1.3 billion), of which USD 707 million (2020: USD 694 million; 2019: USD 784 million) is sold through the Retail Generics business franchise and USD 423 million (2020: USD 474 million; 2019: USD 534 million) is sold to other third-party companies through the Anti-Infectives business franchise.